UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009


                            USAA AGGRESSIVE GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

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     SEMIANNUAL REPORT
     USAA AGGRESSIVE GROWTH FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JANUARY 31, 2009

 =======================================

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FUND OBJECTIVE

CAPITAL APPRECIATION.
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TYPES OF INVESTMENTS

Invest primarily in equity securities of large companies that are selected for their growth potential.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         16

    Financial Statements                                                      17

    Notes to Financial Statements                                             20

EXPENSE EXAMPLE                                                               38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA AGGRESSIVE GROWTH FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

THOMAS F. MARSICO                                  [PHOTO OF THOMAS F. MARSICO]
Marsico Capital Management, LLC

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o HOW DID THE FUND PERFORM?

  For the six-month period ended January 31, 2009, the USAA Aggressive Growth Fund Shares had a total return of -37.09%. This compares to returns of -36.79% for the Lipper Large-Cap Growth Funds Index and -34.31% for the Russell 1000 Growth Index.

o GIVEN THE MARKET ENVIRONMENT, HOW DID THE FUND PERFORM?

  U.S. equities were pummeled for much of the six-month period, battered by collapsing global economic growth, hobbled housing and automobile industries, weakening labor markets, renewed concerns about financial institutions' balance sheets and dysfunctional credit markets, a souring corporate profits outlook, and a massive investor "flight to safety." These developments trumped unprecedented global fiscal and monetary policy responses geared at stabilizing the capital markets and stimulating economic activity. Obviously, the Fund was not immune to the downturn.

  On the plus side, as of the writing of this commentary, we think things will get better over the long term. A great deal of the fiscal and monetary stimuli in the system are government policy actions,

  Refer to page 8 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA AGGRESSIVE GROWTH FUND

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  which tend to lag, so they haven't had enough time to achieve their full effect. The stock-market pendulum tends to swing to extremes, and at the end of the period stock prices reflected extreme pessimism. Valuations on such high-quality companies have not been at such low levels in decades.

o HOW DID THE FUND'S SECTOR POSITIONING AFFECT PERFORMANCE?

  Financials were the weakest-performing sector of the Russell 1000 Growth Index; in addition to being hurt by an overweight position in the sector, the Fund held stocks that suffered disproportionate declines, including Goldman Sachs Group, Inc., Wells Fargo & Co., and Bank of America Corp. We sold Bank of America during the reporting period.

  Performance was further hurt by stock selection and positioning in health care and consumer staples, the two strongest performing sectors in the index. Not only was the Fund underweight, but the stocks we owned didn't do as well as their respective sectors. Among the key detractors were Amylin Pharmaceuticals, Inc. in health care and CVS Caremark Corp. in consumer staples. We sold Amylin during the reporting period.

  Other individual holdings that had a material negative impact on performance were railroad operator Union Pacific Corp., financial transaction processor MasterCard, Inc. "A," and energy positions Transocean Ltd. and Schlumberger Ltd.

  There were a few areas that had a positive impact on index-relative performance during the period. In the consumer discretionary sector, Amazon.com, Inc. was a top performer during the limited time the Fund held it, and McDonald's Corp., one of the Fund's largest holdings, had only a very small loss and therefore significantly outperformed. Our overweight in the sector was beneficial, too, because consumer discretionary was among the leaders in the index.

  You will find a complete list of securities that the Fund owns on pages 12-15.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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  Pharmaceutical company Schering-Plough Corp. and biotechnology company Gilead
  Sciences, Inc. were among other strong individual holdings.

  Finally, cash positions represented approximately 10% of the Fund's assets, on average. We held this elevated level of cash because of exceptional market turbulence, the highly uncertain macroeconomic environment, credit market problems, and our desire to maintain a buying reserve to seek to capitalize quickly as new investment opportunities presented themselves. The cash provided a limited measure of protection and capital preservation.

o WERE THERE ANY CHANGES IN THE FUND'S SECTOR POSITIONING DURING THE PERIOD?

  The Fund reduced its exposure to the financials, telecommunications services, and energy sectors while increasing exposure to the health care and consumer discretionary sectors. As of January 31, 2009, cash positions represented approximately 10% of the Fund's net assets.

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6  | USAA AGGRESSIVE GROWTH FUND

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INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (Symbol: USAUX)

--------------------------------------------------------------------------------
                                            1/31/09                 7/31/08
--------------------------------------------------------------------------------
Net Assets                              $683.3 Million          $1,144.5 Million
Net Asset Value Per Share                   $20.22                  $32.38

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*            1 Year               5 Years             10 Years
     -37.09%                   -41.13%              -4.67%               -4.09%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.01%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, INCLUDING ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA AGGRESSIVE          RUSSELL 1000           LIPPER LARGE-CAP
                 GROWTH FUND SHARES         GROWTH INDEX          GROWTH FUNDS INDEX
 1/31/1999          $10,000.00               $10,000.00              $10,000.00
 2/28/1999            9,003.82                 9,543.17                9,589.49
 3/31/1999            9,735.53                10,045.77               10,134.60
 4/30/1999           10,276.23                10,058.61               10,169.24
 5/31/1999           10,120.48                 9,749.49                9,832.36
 6/30/1999           11,184.25                10,432.39               10,515.82
 7/31/1999           11,234.21                10,100.83               10,185.79
 8/31/1999           11,237.14                10,265.87               10,187.90
 9/30/1999           11,398.32                10,050.22               10,084.51
10/31/1999           12,131.79                10,809.19               10,857.84
11/30/1999           13,923.31                11,392.39               11,394.46
12/31/1999           17,233.08                12,577.28               12,659.86
 1/31/2000           17,695.54                11,987.55               12,151.72
 2/29/2000           22,785.78                12,573.57               12,790.82
 3/31/2000           20,092.24                13,473.54               13,688.49
 4/30/2000           16,683.12                12,832.40               12,629.28
 5/31/2000           14,923.88                12,186.21               11,902.26
 6/30/2000           18,464.23                13,109.78               12,689.41
 7/31/2000           17,604.92                12,563.27               12,432.32
 8/31/2000           20,367.22                13,700.79               13,507.57
 9/30/2000           19,147.33                12,404.77               12,477.49
10/31/2000           16,693.45                11,817.80               11,817.72
11/30/2000           12,836.90                10,075.78               10,232.16
12/31/2000           13,794.59                 9,756.96               10,168.56
 1/31/2001           14,097.70                10,431.03               10,464.45
 2/28/2001           11,021.49                 8,660.13                8,844.39
 3/31/2001            9,077.09                 7,717.76                7,925.51
 4/30/2001           10,586.17                 8,693.84                8,776.38
 5/31/2001           10,818.34                 8,565.90                8,709.65
 6/30/2001           10,969.89                 8,367.52                8,458.69
 7/31/2001           10,089.59                 8,158.40                8,155.53
 8/31/2001            9,306.03                 7,491.25                7,535.57
 9/30/2001            7,642.16                 6,743.31                6,777.86
10/31/2001            8,125.85                 7,097.10                7,058.94
11/30/2001            8,893.29                 7,778.88                7,705.75
12/31/2001            9,189.95                 7,764.26                7,741.49
 1/31/2002            8,709.49                 7,627.10                7,566.54
 2/28/2002            8,264.50                 7,310.58                7,253.32
 3/31/2002            8,728.84                 7,563.44                7,545.19
 4/30/2002            8,438.63                 6,946.15                7,042.80
 5/31/2002            8,106.50                 6,778.10                6,914.42
 6/30/2002            7,439.02                 6,151.09                6,351.34
 7/31/2002            6,703.82                 5,812.93                5,873.36
 8/31/2002            6,726.39                 5,830.31                5,905.83
 9/30/2002            6,513.58                 5,225.54                5,333.62
10/31/2002            6,710.27                 5,704.89                5,744.18
11/30/2002            6,674.80                 6,014.75                5,981.99
12/31/2002            6,378.14                 5,599.27                5,565.18
 1/31/2003            6,265.29                 5,463.40                5,436.80
 2/28/2003            6,210.47                 5,438.32                5,378.38
 3/31/2003            6,455.53                 5,539.53                5,479.25
 4/30/2003            6,800.56                 5,949.11                5,880.47
 5/31/2003            7,229.42                 6,246.05                6,168.51
 6/30/2003            7,319.71                 6,332.06                6,219.60
 7/31/2003            7,616.37                 6,489.62                6,399.97
 8/31/2003            7,777.60                 6,651.03                6,557.43
 9/30/2003            7,667.96                 6,579.82                6,417.84
10/31/2003            8,219.36                 6,949.40                6,807.17
11/30/2003            8,177.44                 7,022.15                6,871.94
12/31/2003            8,341.89                 7,265.00                7,065.69
 1/31/2004            8,364.46                 7,413.37                7,201.13
 2/29/2004            8,493.44                 7,460.47                7,232.30
 3/31/2004            8,512.79                 7,322.08                7,151.64
 4/30/2004            8,287.07                 7,236.96                6,991.09
 5/31/2004            8,351.56                 7,371.84                7,117.74
 6/30/2004            8,467.65                 7,463.96                7,219.59
 7/31/2004            8,038.78                 7,042.01                6,792.65
 8/31/2004            8,125.85                 7,007.23                6,744.73
 9/30/2004            8,480.55                 7,073.88                6,902.78
10/31/2004            8,435.40                 7,184.20                6,985.97
11/30/2004            8,896.51                 7,431.33                7,297.63
12/31/2004            9,428.56                 7,722.70                7,592.27
 1/31/2005            9,077.09                 7,465.16                7,330.96
 2/28/2005            9,128.68                 7,544.61                7,378.95
 3/31/2005            8,993.25                 7,407.15                7,244.52
 4/30/2005            8,915.86                 7,266.09                7,087.04
 5/31/2005            9,309.25                 7,617.64                7,480.41
 6/30/2005            9,415.66                 7,589.56                7,495.33
 7/31/2005            9,757.46                 7,960.50                7,872.22
 8/31/2005            9,589.79                 7,857.98                7,788.22
 9/30/2005            9,725.22                 7,894.17                7,881.45
10/31/2005            9,615.58                 7,817.44                7,830.41
11/30/2005           10,050.90                 8,154.72                8,188.82
12/31/2005           10,109.83                 8,129.16                8,167.84
 1/31/2006           10,374.35                 8,271.87                8,390.55
 2/28/2006           10,322.73                 8,258.73                8,277.37
 3/31/2006           10,409.83                 8,380.67                8,357.19
 4/30/2006           10,406.60                 8,369.27                8,344.06
 5/31/2006            9,961.44                 8,085.59                7,954.80
 6/30/2006            9,951.76                 8,053.69                7,928.66
 7/31/2006            9,638.85                 7,900.30                7,725.66
 8/31/2006            9,703.37                 8,146.78                7,904.54
 9/30/2006            9,919.50                 8,370.64                8,074.98
10/31/2006           10,219.50                 8,664.90                8,317.92
11/30/2006           10,464.67                 8,836.85                8,507.96
12/31/2006           10,648.54                 8,866.77                8,552.96
 1/31/2007           11,145.32                 9,094.70                8,773.72
 2/28/2007           10,748.54                 8,923.75                8,575.67
 3/31/2007           10,709.83                 8,972.15                8,640.21
 4/30/2007           11,019.52                 9,394.56                8,990.98
 5/31/2007           11,445.33                 9,732.53                9,295.46
 6/30/2007           11,332.42                 9,587.25                9,207.79
 7/31/2007           11,200.16                 9,438.62                9,090.95
 8/31/2007           11,432.43                 9,589.02                9,240.76
 9/30/2007           12,232.44                 9,990.71                9,804.45
10/31/2007           12,958.25                10,330.73               10,242.58
11/30/2007           12,300.18                 9,950.18                9,825.01
12/31/2007           12,233.26                 9,914.20                9,833.59
 1/31/2008           11,188.76                 9,141.12                8,992.12
 2/29/2008           10,797.48                 8,959.57                8,804.78
 3/31/2008           10,577.58                 8,905.02                8,729.86
 4/30/2008           11,246.97                 9,372.53                9,267.83
 5/31/2008           11,428.06                 9,716.07                9,520.87
 6/30/2008           10,577.58                 9,016.30                8,820.42
 7/31/2008           10,470.87                 8,844.88                8,646.38
 8/31/2008           10,380.32                 8,940.11                8,669.46
 9/30/2008            9,242.05                 7,904.81                7,558.21
10/31/2008            7,874.17                 6,513.09                6,238.19
11/30/2008            7,039.87                 5,995.11                5,612.41
12/31/2008            7,157.12                 6,103.46                5,763.17
 1/31/2009            6,587.03                 5,809.86                5,465.25

                                   [END CHART]

         Data from 1/31/99 to 1/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      1/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $10.8 Million
Net Asset Value Per Share                                              $20.18

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -36.39%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement     0.63%                     After Reimbursement     0.61%

*The USAA Aggressive Growth Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.61%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, BEFORE REIMBURSEMENT, WAS 0.63% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                RUSSELL 1000       USAA AGGRESSIVE GROWTH        LIPPER LARGE-CAP
                GROWTH INDEX      FUND INSTITUTIONAL SHARES     GROWTH FUNDS INDEX
 7/31/2008       $10,000.00             $10,000.00                 $10,000.00
 8/31/2008        10,107.67              10,012.48                  10,026.70
 9/30/2008         8,937.16               8,914.54                   8,741.47
10/31/2008         7,363.69               7,595.13                   7,214.80
11/30/2008         6,778.06               6,790.39                   6,491.05
12/31/2008         6,900.56               6,909.18                   6,665.41
 1/31/2009         6,568.61               6,357.57                   6,320.85

                                   [END CHART]

         *Data from 7/31/08 to 1/31/09.

         See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                          (% of Net Assets of the Fund)

McDonald's Corp. ......................................................    8.7%
Genentech, Inc. .......................................................    6.0%
Lockheed Martin Corp. .................................................    5.2%
Monsanto Co. ..........................................................    4.8%
Union Pacific Corp. ...................................................    4.0%
Yum! Brands, Inc. .....................................................    4.0%
General Dynamics Corp. ................................................    3.9%
Visa, Inc. "A" ........................................................    3.5%
MasterCard, Inc. "A" ..................................................    3.4%
CVS Caremark Corp. ....................................................    3.2%

                   o  SECTOR ASSET ALLOCATION -- 1/31/2009  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                                                    21.8%
Information Technology                                                    15.9%
Industrials                                                               15.9%
Health Care                                                               11.0%
Money Market Instruments                                                   9.6%
Materials                                                                  8.4%
Financials                                                                 7.7%
Consumer Staples                                                           6.8%
Energy                                                                     5.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-15.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               EQUITY SECURITIES (93.4%)

               COMMON STOCKS (93.0%)

               CONSUMER DISCRETIONARY (21.8%)
               ------------------------------
               CASINOS & GAMING (2.2%)
 1,814,970     Las Vegas Sands Corp.*                                                 $  9,347
   206,248     Wynn Resorts Ltd.*                                                        6,204
                                                                                      --------
                                                                                        15,551
                                                                                      --------
               FOOTWEAR (2.3%)
   349,361     NIKE, Inc."B"                                                            15,809
                                                                                      --------
               GENERAL MERCHANDISE STORES (1.4%)
   307,250     Target Corp.                                                              9,586
                                                                                      --------
               HOME IMPROVEMENT RETAIL (2.8%)
 1,062,745     Lowe's Companies, Inc.                                                   19,416
                                                                                      --------
               MOVIES & ENTERTAINMENT (0.4%)
   144,465     Walt Disney Co.                                                           2,988
                                                                                      --------
               RESTAURANTS (12.7%)
 1,036,096     McDonald's Corp.                                                         60,114
   982,268     Yum! Brands, Inc.                                                        28,113
                                                                                      --------
                                                                                        88,227
                                                                                      --------
               Total Consumer Discretionary                                            151,577
                                                                                      --------

               CONSUMER STAPLES (6.8%)
               -----------------------
               DRUG RETAIL (3.2%)
   813,132     CVS Caremark Corp.                                                       21,857
                                                                                      --------
               HYPERMARKETS & SUPER CENTERS (3.6%)
   301,390     Costco Wholesale Corp.                                                   13,572
   246,845     Wal-Mart Stores, Inc.                                                    11,631
                                                                                      --------
                                                                                        25,203
                                                                                      --------
               Total Consumer Staples                                                   47,060
                                                                                      --------

               ENERGY (5.9%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
   342,674     Petroleo Brasileiro S.A. ADR                                              8,978
                                                                                      --------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (2.9%)
   366,764     Transocean Ltd.*                                                       $ 20,032
                                                                                      --------
               OIL & GAS EQUIPMENT & SERVICES (1.3%)
    71,238     Cameron International Corp.*                                              1,650
   184,903     Schlumberger Ltd.                                                         7,546
                                                                                      --------
                                                                                         9,196
                                                                                      --------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    41,493     Devon Energy Corp.                                                        2,556
                                                                                      --------
               Total Energy                                                             40,762
                                                                                      --------
               FINANCIALS (7.3%)
               -----------------
               DIVERSIFIED BANKS (5.1%)
33,126,800     Industrial and Commercial Bank of China Ltd. "H"(a)                      14,086
   731,777     U.S. Bancorp                                                             10,860
   567,093     Wells Fargo & Co.                                                        10,718
                                                                                      --------
                                                                                        35,664
                                                                                      --------
               INVESTMENT BANKING & BROKERAGE (2.2%)
   187,577     Goldman Sachs Group, Inc.                                                15,143
                                                                                      --------
               Total Financials                                                         50,807
                                                                                      --------
               HEALTH CARE (11.0%)
               -------------------
               BIOTECHNOLOGY (7.6%)
   516,764     Genentech, Inc.*                                                         41,982
    31,945     Genzyme Corp.*                                                            2,202
   174,994     Gilead Sciences, Inc.*                                                    8,884
                                                                                      --------
                                                                                        53,068
                                                                                      --------
               MANAGED HEALTH CARE (0.4%)
    91,848     UnitedHealth Group, Inc.                                                  2,602
                                                                                      --------
               PHARMACEUTICALS (3.0%)
    85,759     Abbott Laboratories                                                       4,754
   133,482     Johnson & Johnson                                                         7,701
   468,505     Schering-Plough Corp.                                                     8,227
                                                                                      --------
                                                                                        20,682
                                                                                      --------
               Total Health Care                                                        76,352
                                                                                      --------
               INDUSTRIALS (15.9%)
               -------------------
               AEROSPACE & DEFENSE (9.1%)
   475,480     General Dynamics Corp.                                                   26,974
   442,677     Lockheed Martin Corp.                                                    36,317
                                                                                      --------
                                                                                        63,291
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    69,758     Deere & Co.                                                            $  2,423
                                                                                      --------
               HEAVY ELECTRICAL EQUIPMENT (0.6%)
   292,483     ABB Ltd. ADR                                                              3,817
                                                                                      --------
               RAILROADS (5.9%)
   338,248     Norfolk Southern Corp.                                                   12,975
   642,734     Union Pacific Corp.                                                      28,146
                                                                                      --------
                                                                                        41,121
                                                                                      --------
               Total Industrials                                                       110,652
                                                                                      --------
               INFORMATION TECHNOLOGY (15.9%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (2.5%)
   491,839     QUALCOMM, Inc.                                                           16,993
                                                                                      --------
               COMPUTER HARDWARE (4.1%)
   237,217     Apple, Inc.*                                                             21,380
    76,898     International Business Machines Corp.                                     7,048
                                                                                      --------
                                                                                        28,428
                                                                                      --------
               DATA PROCESSING & OUTSOURCED SERVICES (6.9%)
   172,277     MasterCard, Inc. "A"                                                     23,392
   491,457     Visa, Inc. "A"                                                           24,253
                                                                                      --------
                                                                                        47,645
                                                                                      --------
               INTERNET SOFTWARE & SERVICES (2.0%)
    41,412     Google, Inc. "A"*                                                        14,019
                                                                                      --------
               SYSTEMS SOFTWARE (0.4%)
   172,049     Oracle Corp.*                                                             2,896
                                                                                      --------
               Total Information Technology                                            109,981
                                                                                      --------
               MATERIALS (8.4%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (4.8%)
   438,928     Monsanto Co.                                                             33,385
                                                                                      --------
               INDUSTRIAL GASES (3.6%)
   135,636     Air Products & Chemicals, Inc.                                            6,822
   293,141     Praxair, Inc.                                                            18,251
                                                                                      --------
                                                                                        25,073
                                                                                      --------
               Total Materials                                                          58,458
                                                                                      --------
               Total Common Stocks (cost: $760,976)                                    645,649
                                                                                      --------

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.4%)

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.4%)
   139,850     Wells Fargo & Co. (cost: $2,688)                                       $  2,545
                                                                                      --------
               Total Equity Securities (cost: $763,664)                                648,194
                                                                                      --------
               MONEY MARKET INSTRUMENTS (9.6%)

               MONEY MARKET FUNDS (9.6%)
66,474,781     State Street Institutional Liquid Reserve
                 Fund, 1.12%(b) (cost: $66,475)                                         66,475
                                                                                      --------

               TOTAL INVESTMENTS (COST: $830,139)                                     $714,669
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at January 31, 2009.

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security was fair valued at January 31, 2009, by USAA Investment Management Company in accordance with valuation procedures approved by the Board of Trustees.

  (b) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $830,139)            $  714,669
  Cash denominated in foreign currencies (identified cost of $1,060)            1,061
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                           77
        Nonaffiliated transactions                                                711
     Dividends and interest                                                       777
     Securities sold                                                            3,056
                                                                           ----------
        Total assets                                                          720,351
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                      25,388
     Capital shares redeemed                                                      419
  Accrued management fees                                                         308
  Accrued transfer agent's fees                                                    51
  Other accrued expenses and payables                                              92
                                                                           ----------
        Total liabilities                                                      26,258
                                                                           ----------
           Net assets applicable to capital shares outstanding             $  694,093
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $1,007,405
  Accumulated undistributed net investment income                                  57
  Accumulated net realized loss on investments                               (197,900)
  Net unrealized depreciation of investments                                 (115,470)
  Net unrealized appreciation of foreign currency translations                      1
                                                                           ----------
           Net assets applicable to capital shares outstanding             $  694,093
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $683,259/33,797 shares outstanding)        $    20.22
                                                                           ==========
     Institutional Shares (net assets of $10,834/537 shares outstanding)   $    20.18
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $27)                     $   6,963
  Interest                                                                   914
  Securities lending (net)                                                   249
                                                                       ---------
        Total income                                                       8,126
                                                                       ---------
EXPENSES
  Management fees                                                          2,156
  Administration and servicing fees:
     Fund Shares                                                           1,107
     Institutional Shares                                                      1
  Transfer agent's fees:
     Fund Shares                                                           1,677
     Institutional Shares                                                      1
  Custody and accounting fees:
     Fund Shares                                                              78
     Institutional Shares                                                      1
  Postage:
     Fund Shares                                                             132
  Shareholder reporting fees:
     Fund Shares                                                              44
  Trustees' fees                                                               6
  Registration fees:
     Fund Shares                                                              21
  Professional fees                                                           40
  Other                                                                       13
                                                                       ---------
        Total expenses                                                     5,277
  Expenses paid indirectly:
     Fund Shares                                                              (1)
                                                                       ---------
        Net expenses                                                       5,276
                                                                       ---------
NET INVESTMENT INCOME                                                      2,850
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized loss on:
     Investments                                                        (118,382)
     Foreign currency transactions                                            (2)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (305,717)
     Foreign currency translations                                             1
                                                                       ---------
        Net realized and unrealized loss                                (424,100)
                                                                       ---------
  Decrease in net assets resulting from operations                     $(421,250)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                   1/31/2009       7/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $    2,850      $    6,172
  Net realized loss on investments                                  (118,382)        (28,173)
  Net realized loss on foreign currency transactions                      (2)             (9)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                    (305,717)        (60,484)
     Foreign currency translations                                         1               -
                                                                  --------------------------
     Decrease in net assets resulting from operations               (421,250)        (82,494)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                      (5,491)         (3,373)
     Institutional Shares*                                               (93)              -
                                                                  --------------------------
     Distributions to shareholders                                    (5,584)         (3,373)
                                                                  --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                        (36,417)         (6,793)
  Institutional Shares                                                12,842               -
                                                                  --------------------------
     Total net decrease in net assets from capital
        share transactions                                           (23,575)         (6,793)
                                                                  --------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 7E):
     Fund Shares                                                           -               6
     Institutional Shares                                                  5               -
                                                                  --------------------------
  Net decrease in net assets                                        (450,404)        (92,654)
NET ASSETS
  Beginning of period                                              1,144,497       1,237,151
                                                                  --------------------------
  End of period                                                   $  694,093      $1,144,497
                                                                  ==========================
Accumulated undistributed net investment income:
  End of period                                                   $       57      $    2,791
                                                                  ==========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is capital appreciation.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and, effective August 1, 2008, Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

        value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

        affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
    ---------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                 $700,583,000
    Level 2 -- Other Significant Observable Inputs             14,086,000
    Level 3 -- Significant Unobservable Inputs                          -
    ---------------------------------------------------------------------------
    Total                                                    $714,669,000
    ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, custodian and other bank credits reduced the expenses of the Fund Shares by $1,000. For the six-month period ended January 31, 2009, the Fund did not incur any brokerage commission recapture credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 2.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $33,711,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown on the next page. It is unlikely that the Trust's Board of Trustees will authorize

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                            CAPITAL LOSS CARRYOVERS
                 ---------------------------------------------
                  EXPIRES                            BALANCE
                 ---------                         -----------
                  2010                             $19,955,000
                  2011                              13,756,000
                                                   -----------
                                        Total      $33,711,000
                                                   ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $310,945,000 and $316,102,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $57,814,000 and $173,284,000, respectively, resulting in net unrealized depreciation of $115,470,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $249,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                      SIX-MONTH PERIOD ENDED        YEAR ENDED
                                                           1/31/2009                7/31/2008
----------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT      SHARES      AMOUNT
                                                      ----------------------------------------------
FUND SHARES:
Shares sold                                            2,771      $  69,872      7,704     $ 271,569
Shares issued from reinvested dividends                  231          5,053         79         3,016
Shares redeemed                                       (4,551)      (111,342)    (8,064)     (281,378)
                                                      ----------------------------------------------
Net decrease from capital share transactions          (1,549)     $ (36,417)      (281)    $  (6,793)
                                                      ==============================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                              535      $  12,789          -     $       -
Shares issued from reinvested dividends                    4             93          -             -
Shares redeemed                                           (2)           (40)         -             -
                                                      ----------------------------------------------
Net increase from capital share transactions             537      $  12,842          -     $       -
                                                      ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2009, the Fund's effective annualized base fee was 0.48% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%
    +/- 4.01% to 7.00%                   +/- 0.05%
    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,156,000, which did not include a performance adjustment for the Fund Shares or Institutional Shares.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico Capital), under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.35% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Marsico Capital, of $1,553,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,107,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $7,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.61% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Institutional Shares incurred reimbursable expenses of less than $500.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,677,000 and $1,000, respectively. For the six-month period ended January 31, 2009, the Institutional Shares recorded a capital contribution of $5,000 from SAS for adjustments related to corrections to shareholder accounts.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $77,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.2%
USAA Target Retirement 2020 Fund                                        0.4
USAA Target Retirement 2030 Fund                                        0.6
USAA Target Retirement 2040 Fund                                        0.3
USAA Target Retirement 2050 Fund                                        0.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               JANUARY 31,                                  YEAR ENDED JULY 31,
                               ---------------------------------------------------------------------------------------------
                                   2009              2008            2007               2006               2005         2004
                               ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  32.38        $    34.73      $    29.88         $    30.26         $    24.93     $  23.62
                               ---------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                   .09               .17            (.01)(a)           (.00)(b)            .01         (.02)(a)
  Net realized and
    unrealized gain (loss)       (12.09)            (2.43)           4.86(a)            (.37)              5.32         1.33(a)
                               ---------------------------------------------------------------------------------------------
Total from investment
  operations                     (12.00)            (2.26)           4.85(a)            (.37)              5.33         1.31(a)
                               ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.16)             (.09)              -               (.01)                 -            -
                               ---------------------------------------------------------------------------------------------
Net asset value at
  end of period                $  20.22        $    32.38      $    34.73         $    29.88         $    30.26     $  24.93
                               =============================================================================================
Total return (%)*                (37.09)            (6.54)          16.23(c)           (1.22)             21.38         5.55
Net assets at
  end of period (000)          $683,259        $1,144,497      $1,237,151         $1,098,817         $1,121,221     $932,028
Ratios to average
  net assets:**
  Expenses (%)(d)                  1.19(e)           1.00            1.05(c)             .99               1.02         1.03
  Net investment
    income (loss) (%)               .64(e)            .48            (.02)              (.04)               .05         (.07)
Portfolio turnover (%)               38                70              55                 65                 71           88

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $876,902,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)         (.01%)          (.01%)             (.01%)             (.01%)       (.04%)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $ 32.06
                                                                       -------
Income (loss) from investment operations:
  Net investment income(a)                                                 .13
  Net realized and unrealized loss(a)                                   (11.78)
                                                                       -------
Total from investment operations(a)                                     (11.65)
                                                                       -------
Less distributions from:
  Net investment income                                                   (.23)
                                                                       -------
Net asset value at end of period                                       $ 20.18
                                                                       =======
Total return (%)*                                                       (36.39)
Net assets at end of period (000)                                      $10,834
Ratios to average net assets:**
  Expenses (%)(b)                                                          .61
  Expenses, excluding reimbursements (%)(b)                                .63
  Net investment income (%)(b)                                            1.14
Portfolio turnover (%)                                                      38

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $5,705,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended January 31, 2009, average shares were 259,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2008 -
                                   AUGUST 1, 2008        JANUARY 31, 2009       JANUARY 31, 2009
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $  629.10                $4.89

Hypothetical
 (5% return before expenses)          1,000.00               1,019.21                 6.06

INSTITUTIONAL SHARES
Actual                                1,000.00                 636.10                 2.47

Hypothetical
 (5% return before expenses)          1,000.00               1,021.77                 3.06

* Expenses are equal to the annualized expense ratio of 1.19% for Fund Shares and 0.61% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (37.09)% for Fund Shares and (36.39)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

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          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
23418-0309                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.